Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Components of Debt
As of September 30, 2020, and December 31, 2019, our debt was as follows:

(in thousands of $)	September 30, 2020	December 31, 2019
2017 Convertible Bonds	379,697	368,133
Gimi facility	225,000	130,000
Term facility	150,000	150,000
$1.125 billion facility	71,120	152,015
Golar Arctic facility	38,296	43,767
Margin Loan facility	30,000	100,000
Golar Viking facility	—	41,667
Subtotal (excluding lessor VIE loans)	894,113	985,582
AVIC VIE loan (1)	104,806	—
ICBCL VIE loans (1)	452,712	503,515
CCBFL VIE loan (1)	100,424	100,424
CMBL VIE loan (1)	92,699	104,884
COSCO Shipping VIE loan (1)	85,646	91,275
CSSC VIE loans (1)	840,600	783,071
Total debt	2,571,000	2,568,751
Less: Deferred finance charges	(29,227)	(32,924)
Total debt, net of deferred financing costs	2,541,773	2,535,827

At September 30, 2020, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(197,590)	(1,017,787)	(1,215,377)
Long-term debt	(670,357)	(656,039)	(1,326,396)
Total	(867,947)	(1,673,826)	(2,541,773)
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 9).